LONG-TERM CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)						9 Months Ended		12 Months Ended
	May 03, 2022	Mar. 01, 2022	Jan. 06, 2022	Dec. 14, 2021	Jan. 07, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Principal amount								$ 345,000	$ 368,011
Principal balance						$ 548,740		399,233	199,343
Long-term debt discount						451,260		600,767	800,657
Amortization of the discount						211,486	$ 397,021	483,059	774,910
Interest Payable, Current									$ 34,505
Debt Instrument, Convertible, Terms of Conversion Feature	The lender, at its option after 180 days from the issuance of the note, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company’s common stock at a 45% discount from the lowest trading price during the 20 trading days prior to conversion. The Company may prepay the note during the 180 days from the issuance of the note at a redemption premium of 150%. After the expiration of 180 days after issuance, the Company has no right of prepayment	The lender, at its option after 180 days from the issuance of the note, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company’s common stock at a 45% discount from the lowest trading price during the 20 trading days prior to conversion. The Company may prepay the note during the 180 days from the issuance of the note at a redemption premium of 150%. After the expiration of 180 days after issuance, the Company has no right of prepayment	The lender, at its option after 180 days from the issuance of the note, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company’s common stock at a 45% discount from the lowest trading price during the 20 trading days prior to conversion. The Company may prepay the note during the 180 days from the issuance of the note at a redemption premium of 150%. After the expiration of 180 days after issuance, the Company has no right of prepayment	The lender, at its option after 180 days from the issuance of the note, may convert the unpaid principal balance of, and accrued interest on, the note into shares of the Company’s common stock at a 45% discount from the lowest trading price during the 20 trading days prior to conversion. The Company may prepay the note during the 180 days from the issuance of the note at a redemption premium of 150%. After the expiration of 180 days after issuance, the Company has no right of prepayment
Two Long Term Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Principal amount					$ 500,000
Interest rate					0.39%
Maturity date					Jan. 07, 2026
Principal balance					$ 0
Long-term debt discount					$ 1,000,000	451,260		600,767
Amortization of the discount						$ 149,507		$ 199,890
Common stock not exceeding, percentage									5.00%
Conversion price						$ 0.013		$ 0.013
Percentage of shares issued and outstanding						4.99%		4.99%
Interest Payable, Current						$ 10,706
Debt Instrument, Convertible, Terms of Conversion Feature						At any time after December 31, 2021, each month, each holder of the Assigned Notes may convert the principal amount of the Assigned Note into a number of shares of the Company’s common stock not exceeding 5% of the total trade volume of the Company’s common stock publicly reported for the previous calendar month at a conversion price of $